Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation
Statement of financial position

	As of December 31, 2020
Retrospective adjustment impact on statement of financial position in 000€	As previously reported	IFRS 3 Materialise Motion	As adjusted
Assets
Non-current assets
Goodwill	20,342	(1,743)	18,599
Intangible assets	32,981	—	32,981
Property, plant & equipment	88,267	—	88,267
Right-of-use assets	10,996	—	10,996
Investments in joint ventures	—	—	—
Deferred tax assets	201	—	201
Investments in convertible loans	6,203	—	6,203
Investments in non-listed equity instruments	3,842	—	3,842
Other non-current assets	4,093	—	4,093
Total non-current assets	166,925	(1,743)	165,182
Current assets
Inventories and contracts in progress	10,043	—	10,043
Trade receivables	30,871	—	30,871
Other current assets	8,290	—	8,290
Cash and cash equivalents	111,538	—	111,538
Total current assets	160,742	—	160,742
Total assets	327,667	(1,743)	325,924

	As of December 31, 2020
	As previously reported	IFRS 3 Materialise Motion	As adjusted
Equity and liabilities
Equity
Share capital	4,096	—	4,096
Share premium	141,274	—	141,274
Consolidated reserves	(7,395)	79	(7,316)
Other comprehensive loss	(4,871)	—	(4,871)
Equity attributable to the owners of the parent	133,104	79	133,183
Non-controlling interest	—	—	—
Total equity	133,104	79	133,183
Non-current liabilities
Loans & borrowings	90,502	—	90,502
Lease liabilities	7,086	—	7,086
Deferred tax liabilities	6,805	(1,822)	4,983
Deferred income	5,327	—	5,327
Other non-current liabilities	398	—	398
Total non-current liabilities	110,118	(1,822)	108,296
Current liabilities
Loans & borrowings	13,984	—	13,984
Lease liabilities	3,539	—	3,539
Trade payables	17,698	—	17,698
Tax payables	974	—	974
Deferred income	29,555	—	29,555
Other current liabilities	18,695	—	18,695
Total current liabilities	84,445	—	84,445
Total equity and liabilities	327,667	(1,743)	325,924

Income Statement

	For the year ended December 31, 2020
Retrospective adjustment impact on income statement in 000€	As previously reported	IFRS 3 Materialise Motion	As adjusted
Revenue	170,449	—	170,449
Cost of sales	(76,446)	—	(76,446)
Gross profit	94,003	—	94,003
Research and development expenses	(27,104)	—	(27,104)
Sales and marketing expenses	(44,636)	—	(44,636)
General and administrative expenses	(29,337)	—	(29,337)
Net other operating income / (expenses)	2,436	—	2,436
Operating profit (loss)	(4,639)	—	(4,639)
Financial expenses	(5,995)	—	(5,995)
Financial income	2,453	—	2,453
Share in loss of joint venture	(39)	—	(39)
Loss before taxes	(8,221)	—	(8,221)
Income taxes	949	79	1,028
Net loss for the year	(7,272)	79	(7,193)
Net loss attributable to:
The owners of the parent	(7,124)	79	(7,045)
Non-controlling interest	(148)	—	(148)